SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

a.	Interim Financial Statements

The accompanying consolidated balance sheet as of June 30, 2018, the consolidated statements of income, the consolidated statements of comprehensive income and the consolidated statements of cash flows for the six months ended June 30, 2017 and 2018, as well as the statement of changes in shareholders' equity for the six months ended June 30, 2018, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the "SEC") regarding interim financial reporting. In the management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2018, as well as its results of operations and cash flows for the six months ended June 30, 2017 and 2018. The results of operations for the six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018.

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2017, filed with the SEC on March 27, 2018 (the "Annual Report").

b.
There have been no changes to the significant accounting policies described in the Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes, except as noted below (see note 2e).

c.	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to accounts receivable, fair values and useful lives of intangible assets, fair values of share-based awards, income taxes, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities.

d.	Revenue recognition

The Company applies the provisions of Accounting Standards Codification 606, Revenue from Contracts with Customers ("ASC 606" or "Topic 606"), and all related appropriate guidance. The Company recognizes revenue under the core principle to depict the transfer of control to its customers in an amount reflecting the consideration to which it expects to be entitled. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company generates revenues primarily from two major sources:

Search Revenues - the Company obtains its search revenues from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers (either based on fixed price models, pay-per-search fee or portion of the revenue generated by the search partners).

Advertising Revenues - the Company primarily generates advertising revenues from delivering, high impact ad formats creatively designed to capture consumer attention and drive engagement, across a hand-picked portfolio of websites and mobile applications.

The Company evaluates whether Search and Advertising Revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, including the credit risk, whether the Company has latitude in establishing prices and selecting its suppliers and whether it changes the products or performs part of the service. The evaluation of these factors is subject to significant judgment and subjectivity. Generally, in cases in which the Company is primarily obligated in a transaction, is subject to risk, involved in the determination of the product (or the service) specifications, separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

The Company recognizes revenue when all four revenue recognition criteria have   been met: persuasive evidence of an arrangement exists; services are rendered; the fee or price charged is fixed or determinable; and collectability is reasonably assured. Deferred revenue is recorded when payments are received from customers in advance of the Company's rendering of services.

e.	Recently Issued Accounting Pronouncements

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In February 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 requires that long-term lease arrangements be recognized on the balance sheet. The standard is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

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In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity's ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the consolidated financial statements.

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In June 2018, FASB issued ASU 2018-07 to expand the scope of ASC Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the effects of this standard on its consolidated financial statements.

f.	Recently Adopted Accounting Pronouncements

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In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (ASC) Topic 605, Revenue Recognition (Topic 605). The Company adopted Topic 606 as of January 1, 2018 using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. The adoption of this guidance doesn’t have a material impact on the consolidated financial statements. See note 2d for further details.

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In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statements of cash flows. The Company adopted the new standard effective January 1, 2018, using the retrospective transition approach.

g.	Reclassifications

Certain items of expense for the fiscal year of 2017 have been reclassified to conform to current year financial statement presentation.